Other Assets	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

12. OTHER ASSETS

Other assets consist of:

	2013	2012

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$291	$297
Long-term receivables [note 21[c]]	111	95
Patents and licenses, net	44	40
Unrealized gain on cash flow hedges [note 21]	20	32
E-Car intangible [note 6]	0	158
Customer relationship intangibles [note 6]	143	93
Pension overfunded status [note 16[a]]	26	0
Other, net	40	38

	$675	$753